Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2022
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 4 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

a.

Financial risk management

The Company’s activities expose it to a variety of financial risks. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

Risk management is carried out by the Company’s finance department in accordance with a policy approved by the Board of Directors. The Company’s finance department identifies, evaluates and hedges the financial risks. The Board of Directors provides written principles for the overall management of the risks.

1)

Credit risks

Credit risk arises mainly from cash and cash equivalents, bank deposits, and trade receivables.

The Company estimates that since the liquid instruments are mainly invested with highly rated institutions, the credit and interest risks associated with these balances are low.

Credit risk of trade receivables is the risk that customers may fail to pay their debts. The Company mitigates the risk by ensuring its customer has sufficient funds to meet its needs and by selling to customers of high credit quality. No credit limits were exceeded in 2022 and 2021 and management does not expect any losses from non-performance by these counterparties beyond those that have already been recognized.

2)

Market risks

Foreign exchange risk

The Company operates internationally and is exposed to foreign exchange risk arising from foreign currency transactions, primarily with respect to the New Israeli Shekel (“NIS”). Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities denominated in foreign currency. The Company hedges and minimizes the foreign exchange risk by ensuring that the amounts of net current assets at a specific point in time correspond to the amount of current liabilities at that point in time.

Interest rate risk

The Company’s main interest rate risk arises from short-term loans with interest on the outstanding loan computed as the 3-month USD TERM SOFR rate (hereinafter – the “SOFR”), plus 5.5% fixed rate. On December 31, 2022 the annual rate of the SOFR was 4.59%, resulting on total interest rate of 10.09%. The Company regularly monitors the SOFR, as well as the SOFR forward curve. Based on that, the Company estimates that the risk associated with higher interest expenses balances is low.

3)

Liquidity risk

Prudent liquidity risk management requires maintaining sufficient cash and cash equivalents. The Company works to maintain sufficient cash and cash equivalents, taking into account forecasts as to the cash flows required to fund its activities, in order to minimize the liquidity risk to which it is exposed. Cash flow forecasting is performed by the Company’s finance department on a consolidated basis. The Company monitors rolling forecasts of the Company’s liquidity requirements to ensure it has sufficient cash to meet operational needs. Surplus cash held by the operating entities of the Company over and above the balance required for working capital management is invested in interest bearing current accounts and time deposits, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient headroom as determined by the abovementioned forecasts.

The table below categorizes non-derivative financial liabilities into relevant maturity groupings based on the remaining period at financial position date to the contractual maturity date. Derivative financial liabilities are included in the analysis if their contractual maturities are essential for an understanding of the timing of the cash flows.

	Less than one year	Between one to two years	More than two years
	U.S. dollars in thousands

December 31, 2022:
Lease liabilities	204	13	-
Short-term bank loans	1,606	-	-
Long-term loans	617	540	66
Accounts payable and accruals	4,517	-	-
	6,944	553	66
December 31, 2021:
Lease liabilities	365	197	-
IIA liability	-	182	-
Accounts payable and accruals	4,058	-	-
	4,423	379	-

b.	Fair value estimation Below analyzes financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).

●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

Level 1 financial instruments

As of December 31, 2022, the Company has no financial assets measured at level 1. As of December 31, 2021, the Company has equity marketable securities measured at fair value through profit or loss, which met the level 1 criteria. As of December 31, 2021, equity marketable securities totaled to $749 thousand and are presented under “short-term investments” in the condensed consolidated statements of financial position.

As of December 31, 2022 and 2021, the Company has no financial liabilities measured at level 1.

Level 2 financial instruments

As of December 31, 2022, the Company has no financial assets measured at level 2. As of December 31, 2021, the Company has debt marketable securities measured at fair value through profit or loss, which met the level 2 criteria. As of December 31, 2021, debt marketable securities totaled to $5,138 thousand and are presented under “short-term investments” in the condensed consolidated statements of financial position.

As of December 31, 2022 and 2021, the Company has no financial liabilities measured at level 2.

Level 3 financial instruments

As of December 31, 2022 and 2021, the Company has no financial assets measured at level 3.

As of December 31, 2022 and 2021, the Company has several financial liabilities measured at fair value through profit or loss, which met the level 3 criteria (see section d below).

c.

Financial assets at fair value through profit or loss

The Company’s business model regarding this portfolio is to realize cash flows through the sale of its assets, rather than hold these assets to collect their contractual cash flows or both to collect contractual cash flows and to sell these financial assets. The Company is primarily focused on fair value information and uses that information to assess the assets’ performance and to make decisions. Therefore, this portfolio is classified as financial assets at fair value through profit or loss.

Financial assets at fair value through profit or loss include the following:

	December 31
	2022	2021
	U.S. dollars in thousands

Stocks	-	291
Global debentures	-	1,135
U.S. corporate debentures	-	1,624
U.S. government debentures	-	2,837
	-	5,887

Amounts recognized in profit or loss are as follows:

	Year ended December 31
	2022	2021
	U.S. dollars in thousands

Stocks investment profit (loss)	(16)	61
Debentures investment profit (loss)	(167)	19
	(183)	80

d.

Fair value measurements based on unobservable data (level 3)

The following table presents the changes in level 3 financial instruments for each of the three years in the period ended December 31, 2022:

	Derivative financial instruments	Total

Balance as of January 1, 2022	488	488
Recognition of day 1 loss within profit or loss	328	328
Changes in fair value recognized within profit or loss	(790)	(790)
Balance as of December 31, 2022	26	26

	Contingent consideration	Derivative financial instruments	Total

Balance as of January 1, 2021	1,599	1,448	3,047
Payment of contingent consideration	(915)	-	(915)
Recognition of day 1 loss within profit or loss	-	328	328
Changes in fair value recognized within profit or loss	(684)	(1,288)	(1,972)
Balance as of December 31, 2021	-	488	488

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollars in thousands

Balance as of January 1, 2020	2,170	7,151	1,637	10,958
Initial recognition of financial liability	684	-	1,450	2,134
Conversion to equity or financial liability	-	(4,778)	-	(4,778)
Repayment of convertible debentures	-	(680)	-	(680)
Payment of contingent consideration	(1,600)	-	-	(1,600)
Recognition of day 1 loss within profit or loss	-	-	329	329
Changes in fair value recognized within profit or loss	345	(1,693)	(1,968)	(3,316)
Balance as of December 31, 2020	1,599	-	1,448	3,047

e.	Financial instruments

Financial assets at amortized cost
U.S. dollars in thousands

December 31, 2022
Assets:
Cash and cash equivalents	3,290
Accounts receivable (excluding prepaid expenses)	2,236
Short-term restricted deposits	560
Long-term restricted deposits	127
Long-term deposits	21
6,234

December 31, 2021
Assets:
Cash and cash equivalents	3,828
Accounts receivable (excluding prepaid expenses)	1,848
Long-term restricted deposits	84
Long-term deposit	65
5,825

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands

December 31, 2022
Liabilities:
Lease liabilities	-	217	217
Accounts payable and accruals	-	4,517	4,517
Short-term bank loans	-	1,606	1,606
Long-term loans	-	1,223	1,223
Derivative financial instruments	26	-	26
	26	7,563	7,589
December 31, 2021
Liabilities:
Lease liabilities	-	562	562
Accounts payable and accruals	-	4,058	4,058
IIA liability	-	182	182
Derivative financial instruments	488	-	488
	488	4,802	5,290

Assets and liabilities, which are not measured on a recurring basis at fair value, are presented at their carrying amount, which approximates their fair value.

f.	Valuation processes of the Company

Set forth below are details regarding the valuation processes of the Company through the years ended 2022 and 2021 (for each initial recognition, financial position date and upon conversion or exercise of such instruments):

1)	Derivative financial instruments - the Company used the binomial share price model, using the following principal assumptions:

	Year ended December 31,
	2022	2021
Risk-free interest rate	4.39%	0.83%
Expected term (in years)	1.43	2.43
Expected volatility	69.28%	104.07%

The Company also used the Black-Scholes model, using the following principal assumptions:

Year ended December 31,
	2022	2021
Risk-free interest rate	4.11%- 4.73%	0.95% - 1.15%
Expected term (in years)	0.92- 3.39	2.86 - 3.75
Expected volatility	69.93%- 98.87%	99.93% - 101.72%